INCOME TAXES (Details 2)	0 Months Ended		0 Months Ended
	Jan. 02, 2009 Qianxiang Wangjing	Jan. 02, 2011 Qianxiang Wangjing	Jan. 02, 2013 Shanghai Changda	Jan. 02, 2011 Shanghai Changda
Income tax exemptions and tax rate reductions
Exemption period for income tax	2 years			2 years
Reduction in tax rate for three years following the exemption period (as a percent)		50.00%	50.00%
Period for reduction in tax percentage	3 years		3 years